Summary of Significant Accounting Policies - Identified Intangible Assets by Major Classification (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Net Excluding Goodwill [Line Items]
Gross	$ 6,804	$ 6,129
Accumulated Amortization	(1,749)	(1,386)
Net Book Value	5,055	4,743	4,073
Indefinite-lived trade names [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Gross	643	643
Accumulated Amortization
Net Book Value	643	643
Customer relationships [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Gross	4,093	3,522
Accumulated Amortization	(1,147)	(907)
Net Book Value	2,946	2,615
Trademarks [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Gross	893	877
Accumulated Amortization	(195)	(152)
Net Book Value	698	725
Other [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Gross	1,175	1,087
Accumulated Amortization	(407)	(327)
Net Book Value	$ 768	$ 760